COST OF REVENUE - Summary of Cost of revenue (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
COST OF REVENUE.
Cost of vehicle	¥ 1,294,946,115	$ 182,389,346	¥ 1,580,778,797	¥ 2,210,715,054
Staff cost	87,602,016	12,338,486	105,613,337	105,771,335
Outsourcing fee	32,241,232	4,541,083	10,475,145	253,845
Leasing interest expense	13,016,727	1,833,368	61,128,565	119,692,726
Commission to car dealerships			26,756,550	375,702,902
Staff incentive				61,894,967
Others	84,057,025	11,839,183	45,337,379	83,979,043
Cost of revenue	¥ 1,511,863,115	$ 212,941,466	¥ 1,830,089,773	¥ 2,958,009,872